Capital and reserves - Share capital and additional paid-in capital (Details)		12 Months Ended
	Oct. 15, 2020 shares	Jun. 30, 2021 CNY (¥) Vote shares	Jun. 30, 2021 USD ($) Vote shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jan. 31, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number of ordinary shares issued		1,204,860,715					976,634,771
Ordinary shares, par value | $ / shares							$ 0.00001
Ordinary shares outstanding							865,591,398
Treasury shares							111,043,373
Aggregated par value of ordinary shares outstanding		¥ 92,000			¥ 69,000	$ 8,656,000
Number of shares authorized							5,000,000,000
Class A ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares issued		876,570,233
Ordinary shares, par value | $ / shares				$ 0.00001
Aggregated par value of ordinary shares outstanding | ¥		¥ 69,000
Ordinary shares including treasury shares issued		766,011,125
Number of votes | Vote		1	1
Price per share | $			$ 5.00
Net proceeds received		¥ 4,178,860,000	$ 625,274,000
Number of restricted shares became vested | $			71,132,744
Class A ordinary shares | IPO
Disclosure of classes of share capital [line items]
Number of shares issued during the period		121,600,000	121,600,000
Number of shares issued upon conversion of each preferred share	1
Class A ordinary shares | Over-allotment option
Disclosure of classes of share capital [line items]
Number of shares issued during the period		9,664,748	9,664,748
Class B ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares issued		328,290,482
Aggregated par value of ordinary shares outstanding | ¥		¥ 23,000
Ordinary shares including treasury shares issued		328,290,482
Number of votes | Vote		3	3